Segment Reporting (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2014 country segment	Dec. 31, 2014 country
Segment Reporting Information [Line Items]
Threshold percentage used to determine reportable segments using one of three criteria of revenue, operating cash flow or total assets (more than 10%)	10.00%	10.00%
Performance measures, percentage of reportable segment revenue and operating cash flow presented		100.00%
European Operations Division U.K / Ireland [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	1
European Operations Division Switzerland / Austria [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	1
European Operations Division Other Western Europe [Member]
Segment Reporting Information [Line Items]
Number of reportable segments	1
Total European Operations Division [Member]
Segment Reporting Information [Line Items]
Number of European countries in operating segment (in countries) | country	12	12
Telenet and Liberty Puerto Rico [Member]
Segment Reporting Information [Line Items]
Percentage of minority interest revenues and expenses included in net earnings attributable to noncontrolling interest		100.00%